NONCONTROLLING INTERESTS - REDEEMABLE NONCONTROLLING INFORMATION (Details) - CAD CAD / shares in Units, CAD in Millions		12 Months Ended
	Apr. 18, 2017	Dec. 31, 2016
Enbridge Income Fund Holdings Inc
REDEEMABLE NONCONTROLLING INTERESTS
Economic interest (as a percent)	84.60%	86.90%
Secondary Offering
REDEEMABLE NONCONTROLLING INTERESTS
Decrease in noncontrolling interest	CAD 87
Increase in Additional paid-in capital	CAD 87
Enbridge Income Fund Holdings Inc | Secondary Offering
REDEEMABLE NONCONTROLLING INTERESTS
Ownership interest maintained by Enbridge (as a percent)	19.90%
Common shares retained by Enbridge	4,309,867
Enbridge Income Fund Holdings Inc | Secondary Offering | Public investors
REDEEMABLE NONCONTROLLING INTERESTS
Common shares sold to the public (in shares)	17,347,750
Share price (in CAD per share)	CAD 33.15
Gross proceeds to Enbridge	CAD 600
Enbridge Income Fund Holdings Inc | Secondary Offering | Enbridge Inc.
REDEEMABLE NONCONTROLLING INTERESTS
Common shares issued to Enbridge in exchange for Fund units (in shares)	21,657,617